LEASE LIABILITIES	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
LEASE LIABILITIES [Text Block]

14. LEASE LIABILITIES

Reconciliation of movements of lease liabilities to cash flows arising from financing activities:

	2020	2019
Balance, beginning of year	$3,532	$4,475
New leases	33	122
Interest expense	144	211
Interest paid	(144)	(211)
Payment of lease liabilities	(1,293)	(1,229)
Effect of changes in foreign exchange rates	20	164
Balance, end of year	$2,292	$3,532

During 2020, the expense related to variable lease payments not included in the measurement of lease obligations was $835 (2019 - $845).

The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be made as at December 31, 2020 and 2019:

	2020	2019
Year 1	$1,243	$1,472
Year 2	1,138	1,182
Year 3	19	1,112
Year 4	9	18
Year 5+	—	9
Total undiscounted lease payments	$2,409	$3,793

Carrying value of lease liabilities	$2,292	$3,532